Offerings	Jan. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,209,355.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 167.02
Offering Note
(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of September 30, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note
(1)	Calculated as the aggregate maximum purchase price for units of beneficial interest, based upon the net asset value per Class I Share as of September 30, 2025.